SUMMARY OF CONDENSED PARENT COMPANY BALANCE SHEETS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Aug. 23, 2018 ¥ / shares shares
ASSETS
Cash and cash equivalents	$ 115,342				¥ 206,405	¥ 806,599	¥ 1,026,188
Short-term investments	11,811					82,598	72,500
Total assets	341,903					2,390,948	2,585,700
Liabilities
Accounts and notes payable	74,056					517,878	772,151
Total liabilities	122,791					858,684	1,135,943
Shareholders’ equity
Common stock par value | ¥ / shares								¥ 0.00001
Common stock, shares authorized | shares								50,000,000
Treasury stock						(103,085)	(85,426)
Additional paid-in capital						1,414,499	1,374,451
Retained earnings						226,317	153,125
Total equity attributable to shareholders of the Company	218,311					1,526,663	1,444,441
Total liabilities and shareholders' equity	341,903					2,390,948	2,585,700
Operating expenses
General and administrative expenses	(12,315)	¥ (86,123)		¥ (70,807)	(57,346)
Total operating expenses	(75,702)	(529,397)		(424,864)	(420,835)
Other expenses	6,142	42,951		32,492	8,887
Income from operations	18,384	128,554		156,334	110,068
Interest and investment (expenses) income, net	3,794	26,533		5,264	16,831
Other non-operating income	(71)	(500)			3,164
Income before income tax expenses	22,107	154,587		161,598	130,063
Income tax expenses	(1,810)	(12,658)		(16,913)	(13,588)
Net (loss) income attributable to ordinary shareholders of the Company	20,256	141,644		63,414	(84,674)
Net cash (used in) provided by operating activities	22,115	154,638		716,028	(103,228)
Net cash provided by (used in) by investing activities	(33,299)	(232,864)		(164,894)	(198,926)
Net cash used in financing activities	(15,089)	(105,520)		(34,658)	115,657
Effect of exchanges rates on cash and cash equivalents	(1,819)	(12,704)		14,649	9,643
Net (decrease) increase in cash and cash equivalents and restricted cash	(28,092)	(196,450)		531,125	(176,854)
Cash and cash equivalents and restricted cash at the beginning of the year	166,947	1,167,480		636,355	813,209
Cash and cash equivalents and restricted cash at the end of the year	138,855	971,030	$ 166,947	1,167,480	636,355
Common Class A [Member]
Shareholders’ equity
Common stock value	$ 1					¥ 6	¥ 6
Common stock par value | (per share)	$ 0.00001		$ 0.00001					¥ 0.00001
Common stock, shares authorized | shares	4,800,000,000					4,800,000,000	4,800,000,000	4,800,000,000
Common stock, shares issued | shares	99,200,641					99,200,641	101,059,544
Common stock, shares outstanding | shares	99,200,641					99,200,641	101,059,544
Common Class B [Member]
Shareholders’ equity
Common stock value	$ 1					¥ 6	¥ 6
Common stock par value | (per share)	$ 0.00001		$ 0.00001					¥ 0.00001
Common stock, shares authorized | shares	150,000,000					150,000,000	150,000,000	150,000,000
Common stock, shares issued | shares	102,764,548					102,764,548	102,764,550
Common stock, shares outstanding | shares	102,764,548					102,764,548	102,764,550
Treasury stock | $	$ (14,741)
Additional paid-in capital | $	202,271
Retained earnings | $	$ 32,363
Parent Company [Member]
ASSETS
Cash and cash equivalents						¥ 2,918	¥ 164,583
Short-term investments						2,667
Amounts due from Group companies						501,851	542,635
Investments in subsidiaries/VIEs						471,430	696,911
Other assets						660,149	132,063
Total assets						1,639,015	1,536,192
Liabilities
Accounts and notes payable						863
Accrued expenses and other liabilities						4,608	3,254
Amounts due to Group companies						106,881	88,497
Total liabilities						112,352	91,751
Shareholders’ equity
Treasury stock						(103,085)	(85,426)
Additional paid-in capital						1,403,419	1,376,730
Retained earnings						226,317	153,125
Total equity attributable to shareholders of the Company						1,526,663	1,444,441
Total liabilities and shareholders' equity						1,639,015	1,536,192
Operating expenses
General and administrative expenses		(4,582)		(5,768)	(5,072)
Total operating expenses		(4,582)		(5,768)	(5,072)
Other expenses		(310)
Equity in (loss) gain of subsidiaries/VIEs		127,470		78,525	(74,290)
Income from operations		122,578		72,757	(79,362)
Interest and investment (expenses) income, net		19,066		(7,932)	(7,006)
Other non-operating income					3,164
Income before income tax expenses		141,644		64,825	(83,204)
Income tax expenses
Net (loss) income		141,644		64,825	(83,204)
Net (loss) income from discontinued operations attributable to the Company				(1,411)	(1,470)
Net (loss) income attributable to ordinary shareholders of the Company		141,644		63,414	(84,674)
Net cash (used in) provided by operating activities		111,820		274,797	(93,378)
Net cash provided by (used in) by investing activities		(122,020)		(58,936)	21,245
Net cash used in financing activities		(148,551)		(82,790)	(6,421)
Effect of exchanges rates on cash and cash equivalents		(2,914)		18,169	1,122
Net (decrease) increase in cash and cash equivalents and restricted cash		(161,665)		151,240	(77,432)
Cash and cash equivalents and restricted cash at the beginning of the year		164,583		13,343	90,775
Cash and cash equivalents and restricted cash at the end of the year		¥ 2,918		¥ 164,583	¥ 13,343
Parent Company [Member] | Common Class A [Member]
Shareholders’ equity
Common stock value						¥ 6	¥ 6
Common stock par value | ¥ / shares						¥ 0.00001	¥ 0.00001
Common stock, shares authorized | shares	4,800,000,000					4,800,000,000	4,800,000,000
Common stock, shares issued | shares	99,200,641					99,200,641	101,059,544
Common stock, shares outstanding | shares							101,059,544
Parent Company [Member] | Common Class B [Member]
Shareholders’ equity
Common stock value						¥ 6	¥ 6
Common stock par value | ¥ / shares						¥ 0.00001	¥ 0.00001
Common stock, shares authorized | shares	150,000,000					150,000,000	150,000,000
Common stock, shares issued | shares	102,764,548					102,764,548	102,764,550
Common stock, shares outstanding | shares	102,764,548					102,764,548	102,764,550